Credit Facilities - Additional Information (Detail) $ in Billions	6 Months Ended
	Jun. 30, 2022	Jul. 18, 2022 USD ($)
Disclosure Of Bank Debt Facilities
Information about covenants imposed by lenders on credit facilities	The Company’s Revolving Facility has financial covenants which require the Company to maintain: (i) a net debt to tangible net worth ratio of less than or equal to 0.75:1; and (ii) an interest coverage ratio of greater than or equal to 3.00:1. Only cash interest expenses are included for the purposes of calculating the interest coverage ratio. The Company is in compliance with these debt covenants as at June 30, 2022.
Extension of revolving term loan [member]
Disclosure Of Bank Debt Facilities
Percentage of possible increase decrease to the interest rate paid on drawn amounts	0.05%
Percentage of possible increase decrease to the standby fees	0.01%
Revolving Term Loan [member]
Disclosure Of Bank Debt Facilities
Maximum available credit under revolving term loan		$ 2
Maximum net debt to tangible net worth ratio	75.00%
Minimum interest coverage ratio	3
Minimum interest rate on revolving facility	0.00%
Revolving Term Loan [member] | Bottom of range [member] | Bank of Nova Scotia Base Rate [member]
Disclosure Of Bank Debt Facilities
Basis spread	0.00%
Revolving Term Loan [member] | Bottom of range [member] | Secured Overnight Financing Rate [Member]
Disclosure Of Bank Debt Facilities
Basis spread	1.10%
Revolving Term Loan [member] | Top of range [member] | Bank of Nova Scotia Base Rate [member]
Disclosure Of Bank Debt Facilities
Basis spread	1.05%
Revolving Term Loan [member] | Top of range [member] | Secured Overnight Financing Rate [Member]
Disclosure Of Bank Debt Facilities
Basis spread	2.30%